Acquisitions (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Summary of Acquisition Activity
The Company acquired all of the equity interests in
 two
businesses and acquired a portion of the equity interests in three other businesses in the three and six months ended June 30, 2022. The related consideration was as follows:

	Three months ended June 30,	Six months ended June 30,

Total consideration	2022	2022

Businesses acquired	153	153

Less: Cash acquired	(2)	(2)

Businesses acquired, net of cash	151	151

Investments in businesses	12	18

Contingent consideration payments	-	2

	163	171

Summary of Brief Description of the Acquisition
The following provides a brief description of an acquisition completed during the three and six months ended June 30, 2022:

Date	Company	Acquiring Segment	Description
April 2022	ThoughtTrace	Corporates	A business that uses artificial intelligence and machine learning to read, organize and manage document workflows.

Summary of Net Assets Acquired
The details of net assets acquired were as follows:

Three and six months ended June 30,

2022
Cash and cash equivalents	2
Trade receivables	3
Prepaid expenses and other current assets	1
Current assets	6
Computer software	24
Other identifiable intangible assets	9
Total assets	39
Payables and accruals	(1)
Deferred revenue	(4)
Current liabilities	(5)
Provisions and other non-current liabilities	(20)
Deferred tax	(3)
Total liabilities	(28)
Net assets acquired	11
Goodwill	142
Total	153